Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000023590 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023590 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023590 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023590 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023590 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023590 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023590 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023590 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023590 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023590 | Burlington Stores, Inc.___BNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000023590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000023590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000023590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000023590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023590 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023590 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000023590 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000023590 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023590 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000023591 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023591 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023591 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023591 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023591 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023591 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023591 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023591 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023591 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023591 | Burlington Stores, Inc.___BNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000023591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000023591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000023591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000023591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023591 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023591 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023591 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000023591 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000023591 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023591 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000163133 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163133 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163133 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163133 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163133 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163133 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163133 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163133 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163133 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163133 | Burlington Stores, Inc.___BNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163133 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000163133 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000163133 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000163133 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000163133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000163133 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000163133 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163133 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163133 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163133 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163133 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163133 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163133 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000163133 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000163133 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163133 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000023592 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023592 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023592 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023592 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023592 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023592 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023592 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023592 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023592 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023592 | Burlington Stores, Inc.___BNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023592 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000023592 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000023592 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000023592 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000023592 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023592 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023592 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023592 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023592 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023592 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023592 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000023592 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000023592 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023592 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000074884 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074884 | AppLovin Corp.__Class A_BNY-03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074884 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074884 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074884 | Blue Owl Capital, Inc.___BNY-09581B103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074884 | Tradeweb Markets, Inc.__Class A_BNY-892672106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074884 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074884 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074884 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074884 | Burlington Stores, Inc.___BNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000074884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000074884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000074884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000074884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000074884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000074884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074884 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074884 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000074884 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000074884 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074884 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000073995 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073995 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073995 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073995 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073995 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073995 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073995 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073995 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073995 | Churchill Downs, Inc.___BNY-171484108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073995 | Northern Oil and Gas, Inc.___BNY-665531307
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000073995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000073995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000073995 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000073995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073995 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000073995 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000073995 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000073995 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073995 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000073995 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000073995 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000073995 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023597 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023597 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023597 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023597 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023597 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023597 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023597 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023597 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023597 | Churchill Downs, Inc.___BNY-171484108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023597 | Northern Oil and Gas, Inc.___BNY-665531307
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000023597 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000023597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023597 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000023597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023597 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023597 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023597 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000023597 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023597 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000023597 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000023597 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023597 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163134 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163134 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163134 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163134 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163134 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163134 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163134 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163134 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163134 | Churchill Downs, Inc.___BNY-171484108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163134 | Northern Oil and Gas, Inc.___BNY-665531307
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163134 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000163134 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000163134 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163134 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000163134 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000163134 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163134 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163134 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000163134 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000163134 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163134 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000163134 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000163134 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000163134 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023598 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023598 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023598 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023598 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023598 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023598 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023598 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023598 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023598 | Churchill Downs, Inc.___BNY-171484108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023598 | Northern Oil and Gas, Inc.___BNY-665531307
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023598 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000023598 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000023598 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023598 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023598 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000023598 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023598 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023598 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023598 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000023598 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023598 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000023598 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000023598 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000023598 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074885 | ExlService Holdings, Inc.___BNY-302081104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074885 | Globant SA___BNY-L44385109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074885 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074885 | Skyline Champion Corp.___BNY-830830105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074885 | Littelfuse, Inc.___BNY-537008104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074885 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074885 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074885 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074885 | Churchill Downs, Inc.___BNY-171484108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074885 | Northern Oil and Gas, Inc.___BNY-665531307
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000074885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000074885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000074885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000074885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074885 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074885 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000074885 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074885 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000074885 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000074885 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074885 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%